Risk management, funding and liquidity risk and market risk	12 Months Ended
Sep. 30, 2024
Risk management, funding and liquidity risk and market risk
Risk management, funding and liquidity risk and market risk

Note 21. Risk management, funding and liquidity risk and market risk

Financial instruments are fundamental to Westpac’s business of providing banking and financial services. The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by Westpac.

This note details the financial risk management policies, practices and quantitative information of Westpac’s principal financial risk exposures.

		Note
Index	Note Name	number
Overview	Risk management frameworks	21.1
Credit risk	Refer to Note 11 Credit risk management	11
Funding and liquidity risk The risk that Westpac cannot meet its payment obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.	Liquidity modelling Sources of funding Assets pledged as collateral Contractual maturity of financial liabilities Expected maturity	21.2.1 21.2.2 21.2.3 21.2.4 21.2.5
Market risk The risk of an adverse impact on Westpac’s financial performance or financial position resulting from changes in market factors, such as foreign exchange rates, commodity prices and equity prices, credit spreads and interest rates. This includes interest rate risk in the banking book which is the risk of loss in earnings or economic value in the banking book as a consequence of movements in interest rates.	Value-at-Risk (VaR) Traded market risk Non-traded market risk	21.3.1 21.3.2 21.3.3

21.1.  Risk management frameworks

The Board is responsible for approving Westpac’s Risk Management Framework, Risk Management Strategy and Board Risk Appetite Statement and for monitoring the effectiveness of risk management by Westpac. The Board has delegated to the Board Risk Committee (BRiskC) responsibility to:

●	Review and recommend Westpac’s Risk Management Framework, Risk Management Strategy and Board Risk Appetite Statement to the Board for approval;
●	Review and monitor Westpac’s risk profile and controls for consistency with the Board Risk Appetite Statement;
●	Approve frameworks, policies and processes for managing risk (consistent with the Risk Management Framework and Board Risk Appetite Statement); and
●	Review and, where appropriate, approve risks beyond the approval discretion provided to management.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

For each of its primary financial risks, Westpac maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Funding and liquidity risk

●     Funding and liquidity risk is measured and managed in accordance with the policies and processes defined in the Board-approved Liquidity Risk Management Framework which is part of the Westpac Board-approved Risk Management Strategy.

●     Responsibility for managing Westpac’s liquidity and funding positions in accordance with the Liquidity Risk Management Framework is delegated to Treasury, under the oversight of Group ALCO and Treasury Risk.

●     Westpac’s Liquidity Risk Management Framework sets out Westpac’s funding and liquidity risk appetite, roles and responsibilities of key people managing funding and liquidity risk within Westpac, risk reporting and control processes and limits and targets used to manage Westpac’s balance sheet.

●     Treasury undertakes an annual funding review that outlines Westpac’s balance sheet funding strategy over a three year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

●     Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR).

●     Westpac holds a portfolio of liquid assets for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac’s balance sheet under normal and stress conditions

●     Treasury maintains a contingent funding plan that outlines the steps that should be taken by Westpac in the event of an emerging ‘funding crisis’. The plan is aligned with Westpac’s broader Liquidity Crisis Management Policy which is approved annually by the Board

●     Daily liquidity risk reports are reviewed by Westpac’s Treasury and Treasury Risk teams. Liquidity reports are presented to Group ALCO monthly and to the Board quarterly.

Market risk

●     The Market Risk Framework describes Westpac’s approach to managing traded and non- traded market risk.

●     Traded market risk includes interest rate, FX, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.

●     Market risk is managed using VaR and Stressed VaR (SVaR) limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

●     The BRiskC approves the risk appetite for traded and non-traded risks through the use of VaR, SVaR, NaR and specific structural risk limits. This includes separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for non-traded ALM activities

●     Market risk limits are assigned to business management based upon the Bank’s risk appetite and business strategies in addition to the consideration of market liquidity and concentration.

●     Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.

●     Daily monitoring of current exposure and limit utilisation is conducted independently by Market Risk teams, which monitor market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the Westpac Group Market Risk Committee (MARCO), RISKCO and the BRiskC.

●     Daily stress testing and back testing of VaR results are performed to support model integrity and to analyse extreme or unexpected movements, and the Head of Market, Capital & Liquidity Risk has ratified an approved stress escalation framework.

●     The BRiskC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.

●     Treasury’s ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Market Risk unit and reviewed by Treasury Financial Risk Committee (TRFC), MARCO, RISKCO and BRiskC. The Group ALCO provides additional oversight of non-traded market risk and alignment with Group strategy in reviewing NaR and the durations of capital and non-rate sensitive deposit hedges.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

21.2.  Funding and liquidity risk

21.2.1. Liquidity modelling

In managing liquidity for Westpac, Treasury utilises balance sheet forecasts and the maturity profile of Westpac’s wholesale funding portfolio to project liquidity outcomes. Local liquidity limits are also used by Westpac in applicable jurisdictions to ensure liquidity is managed efficiently and prudently.

In addition, Westpac conducts regular stress testing to assess its ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

21.2.2. Sources of funding

Sources of funding are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

●	Deposits;
●	Debt issues;
●	Proceeds from sale of marketable securities;
●	Repurchase agreements with central banks;
●	Principal repayments on loans;
●	Interest income; and
●	Fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are held in cash, or are otherwise eligible for repurchase agreements with the Reserve Bank of Australia or another central bank and include Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

A summary of Westpac’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2024		2023		2024		2023
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	65,356	94,468	102,223	118,380	58,236	85,384	93,300	107,189
Trading securities and financial assets measured at FVIS	31,717	19,183	19,516	19,937	29,538	16,954	17,080	17,941
Investment securities	103,435	92,622	74,884	72,101	95,415	85,076	67,306	65,199
Other financial assets	174	199	97	134	173	195	95	126
Total on-balance sheet liquid assets	200,682	206,472	196,720	210,552	183,362	187,609	177,781	190,455

In addition, Westpac has $70,306 million (2023: $65,155 million) and the Parent Entity has $62,770 million (2023: $59,418 million) of loans that are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand under certain circumstances. Average year-to-date balances amount to $70,282 million (2023: $60,083 million) for Westpac and $63,975 million (2023: $54,437 million) for the Parent Entity.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

Westpac’s funding composition

Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2024	2023
Customer deposits	66.9	66.0
Wholesale term funding with residual maturity greater than 12 months	13.9	13.8
Wholesale funding with a residual maturity less than 12 months	11.4	12.3
Equity	7.2	7.5
Securitisation	0.6	0.4
Group’s total funding	100.0	100.0

Movements in Westpac’s funding composition in 2024 included:

●	Customer deposits increased by $32.7 billion in 2024 and now accounts for 66.9% of Westpac’s total funding (including equity) at 30 September 2024, up from 66.0% at 30 September 2023;
●	Long-term funding with a residual maturity greater than 12 months accounted for 13.9% of Westpac’s total funding at 30 September 2024. Funding from securitisation accounted for a further 0.6% of total funding. Westpac raised $41.9 billion of long-term wholesale funding in 2024, leveraging the scale and diversity of its wholesale funding franchise across global capital markets;
●	Wholesale funding with a residual maturity less than 12 months accounted for 11.4% of Westpac’s total funding at 30 September 2024, down from 12.3% at 30 September 2023. This portfolio, including long-term funding with a residual maturity less than one year, had a weighted average maturity of 151 days; and
●	Funding from equity decreased by $0.5 billion in 2024 and made up 7.2% of total funding at 30 September 2024, reflecting the impact of the share buyback and higher dividend payout.

Borrowings and outstanding issuances from existing debt programs at 30 September 2024 can be found in Note 12, Note 13, Note 14 and Note 19.

Funding for Lending Programme (FLP)

On 11 November 2020, the Reserve Bank of New Zealand (RBNZ) announced a stimulus through the FLP commencing in December 2020. The FLP provided funding to New Zealand banks at the prevailing OCR for a term of three years secured by high quality collateral. The size of the funding available under the FLP included an initial allocation of 4% of each bank’s eligible loans. A conditional additional allocation of up to 2% of eligible loans was also available, subject to growth in eligible loans, for a total size of up to 6% of eligible loans. The programme started on 7 December 2020 and ran until 6 December 2022. During the year, Westpac New Zealand Limited has made scheduled repayments on the programme and as at 30 September 2024 the amount outstanding totalled NZ$2,981 million (30 September 2023: NZ$4,981 million).

Credit ratings

As at 30 September 2024 the Parent Entity’s credit ratings were:

2024	Short-term	Long-term	Outlook
Fitch Ratings	F1+	AA-	Stable
Moody’s Ratings	P-1	Aa2	Stable
S&P Global Ratings	A-1+	AA-	Stable

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

21.2.3. Assets pledged as collateral

Westpac and the Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 15, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Cash	6,269	4,535	6,199	4,505
Securities (including certificates of deposit)	1,721	2,166	1,721	2,166
Securities pledged under repurchase agreements	19,938	35,075	16,205	28,968
Securities pledged on contingent liabilities	56	-	56	-
Total amount pledged to secure liabilities/contingent liabilities	27,984	41,776	24,181	35,639

21.2.4. Contractual maturity of financial liabilities

The following tables present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas Westpac manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated in hedge accounting relationships and used as economic hedges are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading (excluding economic hedges) and certain liabilities classified in “Other financial liabilities” which are measured at FVIS are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that Westpac manages based on their contractual maturity are presented on a contractual undiscounted basis in the following tables.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

Consolidated		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2024
Financial liabilities
Collateral received	3,092	-	-	-	-	3,092
Deposits and other borrowings	518,458	69,841	129,864	10,056	50	728,269
Other financial liabilities	25,759	1,851	4,593	1,049	5	33,257
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(18)	(198)	(269)	(381)	36	(830)
Held for hedging purposes (gross settled):
Cash outflow	13,556	20,755	39,009	92,784	44,267	210,371
Cash inflow	(11,622)	(16,220)	(38,699)	(91,167)	(41,207)	(198,915)
Debt issues	5,609	12,192	47,472	105,035	18,327	188,635
Total financial liabilities excluding loan capital	577,992	88,221	181,970	117,376	21,478	987,037
Loan capital	62	332	889	9,650	42,891	53,824
Total undiscounted financial liabilities	578,054	88,553	182,859	127,026	64,369	1,040,861
Total contingent liabilities and commitments
Letters of credit and guarantees	13,118	-	-	-	-	13,118
Commitments to extend credit	198,876	-	-	-	-	198,876
Other	117	-	-	-	-	117
Total undiscounted contingent liabilities and commitments	212,111	-	-	-	-	212,111

2023
Financial liabilities
Collateral received	3,540	-	-	-	-	3,540
Deposits and other borrowings	492,759	77,985	115,224	8,847	47	694,862
Other financial liabilities	20,374	832	16,905	2,767	5	40,883
Derivative financial instruments:[a]
Held for trading	18,542	-	-	-	-	18,542
Held for hedging purposes (net settled)	2	(6)	113	130	302	541
Held for hedging purposes (gross settled):
Cash outflow	7,555	13,131	41,532	93,762	27,158	183,138
Cash inflow	(6,395)	(11,931)	(40,619)	(90,167)	(25,049)	(174,161)
Debt issues	5,258	13,656	39,958	102,529	18,116	179,517
Total financial liabilities excluding loan capital	541,635	93,667	173,113	117,868	20,579	946,862
Loan capital	18	267	815	9,416	38,430	48,946
Total undiscounted financial liabilities	541,653	93,934	173,928	127,284	59,009	995,808
Total contingent liabilities and commitments
Letters of credit and guarantees	12,447	-	-	-	-	12,447
Commitments to extend credit	193,457	-	-	-	-	193,457
Other commitments	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	206,151	-	-	-	-	206,151

a.	Derivatives not in hedge accounting relationships were all previously presented in the held for trading line. In 2024, economic hedges have been presented within the relevant held for hedging purposes lines to better reflect how these derivatives are managed. Comparatives have been revised to align with current period presentation.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

Parent Entity		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2024
Financial liabilities
Collateral received	2,949	-	-	-	-	2,949
Deposits and other borrowings	472,586	59,872	109,208	7,816	50	649,532
Other financial liabilities	25,217	1,851	2,829	8	-	29,905
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(23)	(187)	(287)	(322)	43	(776)
Held for hedging purposes (gross settled):
Cash outflow	13,566	20,885	39,202	98,148	44,600	216,401
Cash inflow	(11,622)	(16,288)	(38,924)	(96,397)	(41,544)	(204,775)
Debt issues	5,245	11,104	42,214	85,150	16,935	160,648
Due to subsidiaries	12,301	651	3,114	13,039	55,010	84,115
Total financial liabilities excluding loan capital	543,377	77,888	157,356	107,442	75,094	961,157
Loan capital	62	315	836	9,375	41,551	52,139
Total undiscounted financial liabilities	543,439	78,203	158,192	116,817	116,645	1,013,296
Total contingent liabilities and commitments
Letters of credit and guarantees	12,539	-	-	-	-	12,539
Commitments to extend credit	175,206	-	-	-	-	175,206
Other	117	-	-	-	-	117
Total undiscounted contingent liabilities and commitments	187,862	-	-	-	-	187,862

2023
Financial liabilities
Collateral received	3,257	-	-	-	-	3,257
Deposits and other borrowings	447,791	66,071	94,886	6,969	47	615,764
Other financial liabilities	19,788	832	14,977	(9)	5	35,593
Derivative financial instruments:[a]
Held for trading	18,536	-	-	-	-	18,536
Held for hedging purposes (net settled)	(73)	(147)	(24)	(194)	292	(146)
Held for hedging purposes (gross settled):
Cash outflow	7,526	12,236	40,401	84,213	26,654	171,030
Cash inflow	(6,386)	(11,276)	(39,761)	(81,435)	(24,547)	(163,405)
Debt issues	4,847	12,820	33,866	86,665	17,068	155,266
Due to subsidiaries	13,921	546	2,670	12,195	48,625	77,957
Total financial liabilities excluding loan capital	509,207	81,082	147,015	108,404	68,144	913,852
Loan capital	18	249	761	9,133	36,922	47,083
Total undiscounted financial liabilities	509,225	81,331	147,776	117,537	105,066	960,935
Total contingent liabilities and commitments
Letters of credit and guarantees	11,847	-	-	-	-	11,847
Commitments to extend credit	168,719	-	-	-	-	168,719
Other	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	180,813	-	-	-	-	180,813

a.

Derivatives not in hedge accounting relationships were all previously presented in the held for trading line. In 2024, economic hedges have been presented within the relevant held for hedging purposes lines to better reflect how these derivatives are managed. Comparatives have been revised to align with current period presentation.

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

21.2.5. Expected maturity

The following tables present the balance sheet based on expected maturity dates. The liability balances in the following tables will not agree to the contractual maturity tables (Note 21.2.4) due to the analysis below being based on expected rather than contractual maturities, the impact of discounting and the exclusion of interest accruals beyond the reporting period. Included in the following tables are equity securities classified as trading securities, investment securities and life insurance assets that have no specific maturity. These assets have been classified based on the expected period of disposal. Deposits are presented in the following table on a contractual basis, however as part of our normal banking operations, Westpac would expect a large proportion of these balances to be retained.

	2024			2023
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	65,667	-	65,667	102,522	-	102,522
Collateral paid	6,269	-	6,269	4,535	-	4,535
Trading securities and financial assets measured at FVIS	33,090	16,138	49,228	25,046	5,461	30,507
Derivative financial instruments	21,978	2,131	24,109	18,633	2,710	21,343
Investment securities	20,930	82,955	103,885	17,221	58,105	75,326
Loans (net of provisions)	97,010	709,757	806,767	92,419	680,835	773,254
Other financial assets	5,355	101	5,456	6,219	-	6,219
All other assets	921	15,242	16,163	901	15,167	16,068
Total assets	251,220	826,324	1,077,544	267,496	762,278	1,029,774
Liabilities
Collateral received	3,078	-	3,078	3,525	-	3,525
Deposits and other borrowings	711,076	9,413	720,489	679,903	8,265	688,168
Other financial liabilities	37,024	1,053	38,077	42,050	2,820	44,870
Derivative financial instruments	25,390	5,584	30,974	19,737	4,910	24,647
Debt issues	59,911	109,373	169,284	53,854	102,719	156,573
All other liabilities	2,732	2,975	5,707	3,090	3,186	6,276
Total liabilities excluding loan capital	839,211	128,398	967,609	802,159	121,900	924,059
Loan capital	3,829	34,054	37,883	2,770	30,406	33,176
Total liabilities	843,040	162,452	1,005,492	804,929	152,306	957,235
Net assets/(liabilities)	(591,820)	663,872	72,052	(537,433)	609,972	72,539

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

	2024			2023
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	58,400	-	58,400	93,466	-	93,466
Collateral paid	6,199	-	6,199	4,505	-	4,505
Trading securities and financial assets measured at FVIS	31,736	15,278	47,014	23,447	4,540	27,987
Derivative financial instruments	21,976	1,926	23,902	18,500	2,538	21,038
Investment securities	18,748	76,875	95,623	14,226	53,282	67,508
Loans (net of provisions)	76,274	633,769	710,043	68,391	609,630	678,021
Other financial assets	4,850	101	4,951	5,812	-	5,812
Due from subsidiaries	8,735	43,604	52,339	10,031	43,613	53,644
Investment in subsidiaries	-	9,095	9,095	-	8,019	8,019
All other assets	719	12,949	13,668	781	12,979	13,760
Total assets	227,637	793,597	1,021,234	239,159	734,601	973,760
Liabilities
Collateral received	2,935	-	2,935	3,243	-	3,243
Deposits and other borrowings	637,088	7,393	644,481	603,816	6,541	610,357
Other financial liabilities	33,883	34	33,917	38,736	44	38,780
Derivative financial instruments	25,392	5,403	30,795	19,722	4,852	24,574
Debt issues	53,982	89,900	143,882	47,176	87,781	134,957
Due to subsidiaries	13,492	42,230	55,722	14,748	40,915	55,663
All other liabilities	2,357	2,387	4,744	2,464	2,863	5,327
Total liabilities excluding loan capital	769,129	147,347	916,476	729,905	142,996	872,901
Loan capital	3,829	32,941	36,770	2,770	29,315	32,085
Total liabilities	772,958	180,288	953,246	732,675	172,311	904,986
Net assets/(liabilities)	(545,321)	613,309	67,988	(493,516)	562,290	68,774

21.3.  Market risk

21.3.1. Value-at-Risk

Westpac uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, FX rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposures and VaR and structural concentration limit utilisation is conducted independently by the Market Risk unit. These limits are supplemented by escalation triggers for material profit or loss, and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:	Traded market risk	Non-traded market risk
Holding period	1 day	1 year
Confidence level	99%	99%
Period of historical data used	1 year	6 years

Note 21. Risk management, funding and liquidity risk and market risk (Continued)

21.3.2. Traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2024			2023			2022
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	21.2	5.4	10.8	21.8	7.2	11.0	20.2	5.0	9.2
FX risk	7.3	0.9	2.4	14.2	1.1	4.3	8.3	0.3	2.5
Equity risk	0.0	0.0	0.0	0.1	0.0	0.0	0.1	0.0	0.0
Commodity risk	1.7	0.6	1.2	3.5	0.9	2.0	4.0	1.5	2.5
Other market risks[a]	10.1	1.9	5.4	9.4	3.2	6.0	6.5	1.4	2.9
Diversification effect	n/a	n/a	(6.9)	n/a	n/a	(8.1)	n/a	n/a	(6.5)
Net market risk	23.4	6.8	12.9	31.8	8.8	15.2	21.2	5.4	10.6

a.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

21.3.3. Non-traded market risk

Non-traded market risk includes Interest Rate Risk in the Banking Book (IRRBB) – the risk to net interest income or the economic value on banking book items as a result of interest rate changes.

Net interest income (NII) sensitivity is monitored using the Net interest income-at-Risk (NaR) model. The NaR model combines the underlying balance sheet data with assumptions about runoffs, new business, and expected repricing behaviour. This simulates a series of potential NII outcomes, over a one year time horizon subject to 100 and 200 basis point shifts up and down from the current market interest rates in Australia and New Zealand.

Net interest income-at-Risk

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2024				2023
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.84	1.84	0.97	1.42	1.81	1.88	0.82	1.42
Parent Entity	1.40	1.43	0.59	1.03	1.47	1.67	0.49	1.20

Value at Risk - IRRBB

The table below depicts internal VaR for IRRBB[1]:

	2024				2023
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	77.7	80.6	37.5	50.0	49.5	68.4	45.7	55.8

As at 30 September 2024 the Value at Risk – IRRBB for the Parent Entity was $77 million (2023: $49 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

Westpac hedges its exposure to such interest rate risk using derivatives. Further details on Westpac’s hedge accounting are discussed in Note 20.

The same controls used to monitor traded market risk allow management to monitor and manage IRRBB.

Structural FX risk

Structural FX risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios.

Note 20 includes details on the net investment hedges related to structural FX risk and economic hedges of New Zealand future earnings.

1.	Based on a 1 day holding period and 1 year of historical data to allow comparison to the traded market risk results, noting IRRBB is managed to a longer holding period.